Additional Financial Statement Information - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued expenses and other liabilities
Payroll and benefits payable	$ 1,302	$ 1,490
Other taxes payable	1,428	2,882
Other	501	526
Total	3,231	4,898
Total current	2,730	4,372
Total non-current	$ 501	$ 526